Acquisition of Eastmain and formation of Fury Gold (Tables)	12 Months Ended
Dec. 31, 2021
Acquisition of Eastmain and formation of Fury Gold
Loss from the discontinued operations
Year ended December 31 2020
Operating expenses:
Exploration and evaluation costs (note 14)	$2,892
Fees, salaries and other employee benefits	243
Legal and professional fees	101
Office and administration	92
3,328
Other expenses:
Project investigation costs	136
Foreign exchange loss	26
162
Loss from discontinued operations	$3,490